Revenue from Contracts with Customers - Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	€ 371,475	€ 190,692
Unsatisfied Or Partially Unsatisfied
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	371,475	190,692
Within One Year | Unsatisfied Or Partially Unsatisfied
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	299,583	93,583
More Than One Year | Unsatisfied Or Partially Unsatisfied
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	€ 71,892	€ 97,109